AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 28, 1998
                                                 SECURITIES ACT FILE NO. 2-78646
                                        INVESTMENT COMPANY ACT FILE NO. 811-3189


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                       /X/
                           PRE-EFFECTIVE AMENDMENT NO.                      / /
                        POST-EFFECTIVE AMENDMENT NO. 16                     /X/
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 32
                        (CHECK APPROPRIATE BOX OR BOXES)

                               CASH RESERVES FUND
                     OF FINANCIAL INSTITUTIONS SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

                                 (609) 282-2800
              (Registrant's Telephone Number, including Area Code)

                                  Arthur Zeikel
                          Summit Cash Reserves Fund of
                       Financial Institutions Series Trust
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   Copies to:

    Philip L. Kirstein, Esq.                          Counsel for the Trust:
     FUND ASSET MANAGEMENT                               BROWN & WOOD LLP
         P.O. Box 9011                                One World Trade Center
Princeton, New Jersey 08543-9011                       New York, N.Y. 10048
                                                 Attention: Thomas R. Smith, Jr.

As soon as practicable after the effective date of this Registration Statement.
                  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

/ /Immediately upon filing pursuant to   / / On (date) pursuant to paragraph (b)
   paragraph (b)

/ /60 days after filing pursuant to       /X/ On August 14, 1998 pursuant to
   paragraph (a)(1)                           paragraph (a)(1)

/ /75 days after filing pursuant to       / / On (date) pursuant to
   paragraph (a)(2)                          paragraph (a)(2) of rule 485

/ /  If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

     Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.






                           SUMMIT CASH RESERVES FUND
                      FINANCIAL INSTITUTIONS SERIES TRUST

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                         LOCATION


PART A
  Item 1.   Cover Page .............................   Cover Page
  Item 2.   Synopsis ...............................   Fee Table
  Item 3.   Condensed Financial Information ........   Supplementary Financial Information; Yield
                                                        Information
  Item 4.   General Description of Registrant ......   Investment Objectives and Policies;
                                                        Additional Information
  Item 5.   Management of the Fund .................   Fee Table; Management of the Trust;
                                                        Portfolio Transactions; Inside Back
                                                        Cover Page
  Item 5A.  Management's Discussion of Fund            Not Applicable
            Performance ............................
  Item 6.   Capital Stock and Other Securities .....   Cover Page; Additional Information
  Item 7.   Purchase of Securities Being Offered ...   Fee Table; Purchase of Shares; Additional
                                                        Information; Inside Back Cover Page
  Item 8.   Redemption or Repurchase ...............   Fee Table; Redemption of Shares
  Item 9.   Pending Legal Proceedings ..............   Not Applicable

  PART B
  Item 10.  Cover Page .............................   Cover Page
  Item 11.  Table of Contents ......................   Back Cover Page
  Item 12.  General Information and History ........   Not Applicable
  Item 13.  Investment Objectives and Policies .....   Investment Objectives and Policies
  Item 14.  Management of the Fund .................   Management of the Trust
  Item 15.  Control Persons and Principal Holders      Not Applicable
            of Securities ..........................
  Item 16.  Investment Advisory and Other Services .   Management of the Trust; Purchase of
                                                        Shares; General Information
  Item 17.  Brokerage Allocation ...................   Portfolio Transactions; Financial
                                                        Statements
  Item 18.  Capital Stock and Other Securities .....   General Information--Description of Series
                                                        and Shares
  Item 19.  Purchase, Redemption and Pricing of
            Securities Being Offered................   Purchase of Shares; Redemption of Shares;
                                                        Determination of Net Asset Value;
                                                        Shareholder Services
  Item 20.  Tax Status .............................   Taxes
  Item 21.  Underwriters ...........................   Purchase of Shares
  Item 22.  Calculation of Performance Data ........   Yield Information
  Item 23.  Financial Statements ...................   Financial Statements

  PART C
     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED MAY 28, 1998


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY 7OT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

PROSPECTUS
MAY 28, 1998

                           SUMMIT CASH RESERVES FUND
                      FINANCIAL INSTITUTIONS SERIES TRUST

P.O. BOX 9011, PRINCETON, NEW JERSEY 08543              PHONE NO. (609) 282-2800

     The investment objectives of the Summit Cash Reserves Fund (the "Money Fund") are current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These securities will consist primarily of U.S. Government and Government agency securities, bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements. For purposes of its investment policies, the Money Fund defines short-term money market securities as having a maturity of no more than 762 days (25 months) in the case of U.S. Government and Government agency securities and no more than 397 days (13 months) in the case of all other securities. There can be no assurance that the investment objectives of the Money Fund will be realized. See "Investment Objective and Policies." The Money Fund is a separate series of Financial Institutions Series Trust (the "Trust"), a no-load, diversified, open-end investment company organized as a Massachusetts business trust. The net income of the Money Fund is declared as dividends daily and reinvested monthly in additional shares at net asset value. THE MONEY FUND SEEKS TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE, ALTHOUGH THIS CANNOT BE ASSURED. AN INVESTMENT IN THE MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. In order to maintain a constant net asset value of $1.00 per share, the Money Fund may reduce the number of shares held by its shareholders.

     The Money Fund will offer two classes of shares designated Class A and Class B (the "Shares"). The Shares will be available only upon exchange of shares pursuant to the Exchange Program or pursuant to the exchange privilege available to certain mutual funds advised by Merrill Lynch Asset Management, L.P. ("MLAM") or its affiliate, Fund Asset Management, L.P. ("FAM" or the "Investment Manager"). See "Exchange Privilege and Exchange Program." Class A and Class B shares are offered at net asset value without any sales charge; however Class B shares will be subject to an ongoing distribution fee and may be subject to any applicable contingent deferred sales charge ("CDSC"). Shares may be redeemed at any time at net asset value as described herein. See "Purchase of Shares" and "Redemption of Shares."

     Shares may be purchased from securities dealers that have entered into selected dealer agreements with the Merrill Lynch Funds Distributor, Inc. (the "Distributor") P.O. Box 9081, Princeton, New Jersey 08543-9081, Tel. No. (609) 282-2800, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). See "Purchase of Shares."

----------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------------

This Prospectus is a concise statement of information about the Money Fund that is relevant to making an investment in the Money Fund. This Prospectus should be read carefully and retained for future reference. A statement containing additional information about the Money Fund, dated May 28, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or by writing the Money Fund at the above telephone number or address. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Money Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                  FUND ASSET MANAGEMENT -- INVESTMENT MANAGER
             MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR





                                   FEE TABLE

ANNUAL MONEY FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):


                                                                      Class A(a)   Class B(b)
SHAREHOLDER TRANSACTION EXPENSES:
 Deferred Sales Charge (as a percentage of original purchase
 price or redemption proceeds, whichever is lower).................    None          None(e)
 Management Fees...................................................    0.50%          0.50%
 Rule 12b-1 Fees(a)................................................    None           0.75%
 Other Expenses
       Dividend and Transfer Agency Fees(b)........................     ___%        ___.__%
       Other.......................................................     ___%        ___.__%

       Total Other Expenses........................................     ___%        ___.__%

TOTAL MONEY FUND OPERATING EXPENSES(c)(d)..........................     ___%        ___.__%

                                                                        ===         ======

-------------

(a)   See "Purchase of Shares -- Distribution Plan"-- page 9.

(b)   See "Management of the Trust--Transfer Agency Services"--page 7.

(c) The Money Fund has no minimum initial or subsequent purchase requirement. Therefore, there are likely to be a large number of Money Fund accounts of relatively small asset size, and as a result, the total operating expenses of the Money Fund may be higher than the expenses incurred in other money market funds.

(d) Due to the gap in active operations and significant changes to the Money Fund's expense structure, the financial performance of the Money Fund will vary significantly from its historical performance.

(e) If holders of the Money Fund's Class B Shares redeem those shares instead of exchanging back into the shares of the original fund from which the exchange was occurred or another fund in the same fund complex, CDSC payments, if any, will be assessed based upon the combined holding period for the fund shares and the Money Fund Shares. See "Exchange Privilege and Exchange Program", page 11.

EXAMPLE:


                                                 CUMULATIVE EXPENSES
                                               PAID FOR THE PERIOD OF:
                                    --------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
An investor would pay the following
  expenses on a $1,000 investment
  assuming the Total Money Fund
  Operating Expenses set forth
  above and a 5% annual return
  throughout the period.
  Class A..........................  $____        $_____      $____      $____
  Class B(a).......................  $____        $_____      $____      $____

An investor would pay the following
  expenses on a $1,000 investment
  assuming (i) the Total Money Fund
  Operating Expenses set forth
  above, (ii) a 5% annual return
  throughout the period and (iii)
  redemption at the end of the
  period.
  Class A..........................  $____        $_____      $____      $____
  Class B(a).......................  $____        $_____      $____      $____

-------------
(a) If holders of the Money Fund's Class B Shares redeem those shares instead of exchanging back into the shares of the original fund from which the exchange was occurred or another fund in the same fund complex, CDSC payments, if any, will be assessed based upon the combined holding period for the fund shares and the Money Fund Shares. See "Exchange Privilege and Exchange Program", page 11.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Money Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" for Class B shares are based on estimated amounts through the end of the Money Fund's first fiscal year of operations as a money market fund issuing multiple classes of shares on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES AND ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.




FINANCIAL HIGHLIGHTS

         The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Money Fund by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended May 31, 1998 and the independent auditors' report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Money Fund's audited financial statements. The information provided is for periods during which the Money Fund issued only Class A shares.


                                                                                  FOR YEAR ENDED MAY 31,

                                   -------------------------------------------------------------------------------
                                   1998        1997         1996        1995        1994        1993        1992
                                   -------- ------------ ----------- ----------- ----------- ----------- ---------

Increase (Decrease) in Net Asset
Value:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of               $   1.00      $   1.00     $   1.00   $   1.00     $   1.00     $   1.00
year............................            ---------     ---------    --------   --------     --------     --------

Investment Income - net.........               .0432         .0476        .0444      .0254        .0262        .0464
   Realized and realized gain
   (loss) on investments - net..               .0001        (.0011)       .0014      .0003        .0007       (.0001)
Total from Investment Operations               .0433         .0465        .0458      .0257        .0269        .0463
Less dividends and distributions:
   Investment income net........              (.0431)       (.0476)      (.0445)    (.0257)      (.0269)      (.0463)
   Realized gain on investment
    net ........................              (.0431)        (--**)      (.0001)    (.0003)      (.0007)
Total dividends and distributions             (.0431)       (.0476)      (.0445)    (.0257)      (.0269)      (.0463)
Net asset value, end of year....            $   1.00     $    1.00    $    1.00   $   1.00    $    1.00    $    1.00
                                            ========     =========    =========    =======    =========    =========
Total investment return.........               4.32%         4.87%        4.52%      2.57%        2.74%        4.44%
                                               =====         =====        =====      =====        =====        =====
RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement..               1.38%         1.13%         .98%       .90%         .86%         .79%
Expenses........................               1.97%         1.13%         .98%       .90%         .86%         .79%
Investment income and realized
gain on investments-net.........               4.18%         4.83%        4.35%     .2.54%        2.72%       .4.48%
                                               =====         =====        =====     ======        =====       ======
SUPPLEMENTAL DATA:
Net assets, end of year (in
thousands)......................            $     240     $ 34,865   $   89,119  $ 135,301    $ 156,677    $ 237,868
                                            =========     ========   ==========  =========    =========    =========


(....cont.)

                                         ------------------------------------
                                              1991       1990        1989
                                         -- ---------- ---------- -----------

Increase (Decrease) in Net Asset
Value:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year............................         $    1.00         $  1.00     $ 1.00
Investment Income - net.........             .0684           .0811      .7099
   Realized and realized gain
  (loss) on investments - net...             .0024          (.0003)     .0002
Total from Investment Operations             .0708           .0808      .0801
Less dividends and distributions:
   Investment income net........            (.0708)         (.0808)    (0.799)
   Realized gain on investment
   net .........................            (.0024)*           --      (.0002)*
Total dividends and distributions           (.0708)         (.0808)    (.0801)
Net asset value, end of year....          $   1.00       $    1.00    $  1.00
                                          ========       =========    =======
Total investment return.........             7.36%           8.42%      8.30%
                                             =====           =====      -----
RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement..              .85%            .74%       .82%
Expenses........................              .85%            .74%       .82%
Investment income and realized
  gain on investments-net.......             7.14%           8.03%      7.98%
                                           =======          ======     ======
SUPPLEMENTAL DATA:
Net assets, end of year (in
thousands)......................        $  374,212        $546,593    $637,424
                                        ==========        ========    ========

-----------------------------
*     Includes unrealized gain (loss) ** Amount is less than $.0001 per share.






                               YIELD INFORMATION

     The yield of the Money Fund refers to the income generated by an investment in the Money Fund over a stated seven-day period. This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The compounded annualized yield is calculated similarly but, when annualized, the income earned by an investment in the Money Fund is assumed to be reinvested. The compounded annualized yield will be somewhat higher than the yield because of the effect of the assumed reinvestment.

     The yield on Money Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Money Fund of future yields or rates of return on its shares. The Money Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time.

     On occasion, the Money Fund may compare its yield to (i) the industry averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine and (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. As with other performance data, yield comparisons should not be considered indicative of the Money Fund's yield or relative performance for any future period.

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Money Fund are current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objectives are fundamental policies of the Money Fund that may not be changed without a vote of the majority of the outstanding shares of the Money Fund.

     Investment in the Money Fund offers several potential benefits. The Money Fund seeks to provide as high a yield potential as is available, consistent with the preservation of capital, from short-term money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks reduced risk that generally results from diversification of assets. There can be no assurance that the investment objectives of the Money Fund will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs and in the case of Class B shares, Rule 12b-1 fees.

     In managing the Money Fund, the Investment Manager will employ a number of professional money management techniques, including varying the composition of the Money Fund's investments and the average maturity of the portfolio based on its assessment of the relative values of the various money market securities and future interest rate patterns. The Investment Manager's assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Investment Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Money Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

     The following is a description of the types of money market securities in which the Money Fund may invest:

          (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

          (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and deposit notes;

          (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

          (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

     The Money Fund will only invest in short-term obligations that (1) have been rated in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization ("NRSRO"); (2) have been issued by an issuer rated in one of the two highest rating categories by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (3) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are five NRSROs: Duff & Phelps Credit Rating Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's and Thomson BankWatch, Inc.

     Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act") presently limits investments by the Money Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Money Fund's total assets be invested in Second Tier Securities (as defined in the Rule). The Rule requires the Money Fund to be diversified (as defined in the Rule) other than with respect to government securities and securities subject to guarantee issued by a non-controlled person (as defined in the Rule).

     The following is a description of some of the investments or investment practices in which the Money Fund may invest or engage:

          Government Securities. U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Money Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees.

          Repurchase Agreements. The Money Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Money Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Money Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Money Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Money Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Money Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

          Reverse Repurchase Agreements. The Money Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Money Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Money Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Money Fund's investment restrictions set forth in the Statement of Additional Information.

          Lending of Portfolio Securities. The Money Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Money Fund will receive income on the loaned securities and either will receive a fee or earn interest on any investments made with cash collateral, thereby increasing its yield.

          Commercial Paper and Other Short-Term Obligations. The Money Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures ) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See "Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these structured financings.

          Bank Money Instruments. Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

          Forward Commitments. The Money Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The Money Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

     While the types of money market securities in which the Money Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Money Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Money Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

     Investment Restrictions. The Money Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Money Fund's outstanding voting securities. Among the more significant restrictions, the Money Fund may not
(1) invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money instruments). For purposes of this restriction, states, municipalities and their political subdivisions are not considered part of any industry, and investments in mortgage-related or asset-backed securities shall not be considered investments in the securities of issuers in a particular industry; (2) borrow money, except that the Money Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33<T074>% of its total assets (including the amount borrowed), or for temporary purposes (up to an additional 5% of its total assets), or as necessary for the clearance of securities transactions, or for the purchase of securities on margin; or (3) make loans to other persons, except that the purchase of debt instruments, U.S. Government securities, commercial paper pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or other similar instruments are not deemed the making of a loan and that the Money Fund may lend its portfolio securities in accordance with applicable law and the guidelines set forth herein and in the Statement of Additional Information.

                            MANAGEMENT OF THE TRUST

TRUSTEES

     The Trustees of the Trust consist of six individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     The Trustees of the Trust are:

     ARTHUR ZEIKEL*--Chairman of the Investment Manager and its affiliate, MLAM; Chairman and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.").

     JOE GRILLS--Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and Howard Hughes Medical Institute; Director, Duke Management Company and Director, LaSalle Street Fund.

     WALTER   MINTZ--Special   Limited   Partner  of   Cumberland   Associates
(investment partnership).

     ROBERT S. SALOMON, JR.--Principal of STI Management (investment adviser).

     MELVIN R. SEIDEN--President of Silbanc Properties, Ltd. (real estate, investment and consulting).

     STEPHEN B. SWENSRUD--Chairman of Fernwood Advisors (investment adviser); Principal of Fernwood Associates (financial consultant).

MANAGEMENT AND ADVISORY ARRANGEMENTS

     The Investment Manager acts as the manager of the Money Fund and provides the Money Fund and the Trust with management and investment advisory services. The Investment Manager is an affiliate of MLAM and is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch. The Asset Management Group of ML & Co. (which includes the Investment Manager) acts as the investment adviser for more than 100 registered investment companies and provides investment advice to individual and institutional accounts. As of March 1998, the Asset Management Group had a total of approximately $487 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Manager.

     The  Investment   Management   Agreement  (the   "Investment   Management
Agreement") provides that, subject to the direction of the Trustees, the Investment Manager is responsible for the actual management of the Money Fund and constantly reviews the Money Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Manager, subject to review by the Trustees. The Investment Manager performs certain of the other administrative services necessary for the operation of the Trust and the Money Fund, including regulatory compliance, and provides all the office space, facilities, equipment and necessary personnel for management of the Money Fund.
_______________________
  *  Interested person, as defined in the investment Company Act, of the Trust.

     Pursuant to the Investment Management Agreement, the Investment Manager is entitled to receive compensation at the annual rate of 0.50% of average daily net assets of the Money Fund.

     The Investment Management Agreement obligates the Money Fund to pay certain expenses incurred in its operations, including, among other things, the investment management fees, legal and audit fees, unaffiliated Trustees' fees and expenses, registration fees, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Trust by the Investment Manager, and the Trust reimburses the Investment Manager for its costs in connection with such services.

TRANSFER AGENCY SERVICES

     Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), which is a wholly-owned subsidiary of ML & Co., acts as the Money Fund's transfer agent pursuant to a transfer agency, shareholder servicing agency and proxy agency agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee at the rate of $11.00 per Class A shareholder account and $14.00 per Class B shareholder account and is entitled to reimbursement from the Money Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $0.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

                              PURCHASE OF SHARES

     The Money Fund will offer Class A and Class B shares, without a sales charge at a public offering price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective.

     Class A and Class B shares will be offered only (i) pursuant to the exchange program with certain non-money market open-end management investment companies for which Merrill Lynch serves as selected dealer and which are not advised by FAM or MLAM (the "Exchange Program") and (ii) pursuant to the exchange privilege available to certain mutual funds advised by FAM or MLAM ("MLAM-advised funds"). See "Exchange Privilege and Exchange Program." Share purchase orders are effective on the date Federal Funds become available to the Money Fund. If Federal Funds are available to the Money Fund prior to the determination of net asset value (generally 4:00 P.M., New York time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day of purchase.

     Class A shares will be offered without any front-end or deferred sales charges and will bear no ongoing distribution fees.

DISTRIBUTION PLAN

     The Money Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to distribution fees paid by the Money Fund to Merrill Lynch and other selected dealers with respect to the Class B shares (the "Class B Distribution Plan"). The Class B Distribution Plan provides that such distribution fee is accrued daily and paid monthly at the annual rate of 0.75% of the Money Fund's average daily net assets attributable to Class B shares. This distribution fee will be used to compensate the Distributor for providing sales and promotional activities and services relating to the sale, promotion and marketing of Class B shares of the Fund and payment related to the furnishing of services to Class B shareholders by sales and marketing personnel. Such expenditures may consist of sales commissions to financial consultants for selling Class B shares (including reimbursement to the parties who have paid such commissions), compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in their sales and promotional activities including advertising expenditures, the costs of preparing and distributing promotional materials and the costs of providing services to Class B shareholders including assistance in connection with inquiries related to shareholder accounts.

     Payments under the Class B Distribution Plan will be based on a percentage of average daily net assets attributable to the Class B shares regardless of the amount of expenses incurred, and accordingly, distribution-related revenues from the Class B Distribution Plan may be more or less than distribution-related expenses. Information with respect to the Class B distribution-related revenues and expenses will be presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Class B Distribution Plan.

     The Trust has no obligation with respect to distribution-related expenses incurred by the Distributor and Merrill Lynch or other selected dealers in connection with Class B shares, and there is no assurance that the Trustees of the Trust will approve the continuance of the Class B Distribution Plan from year to year. However, the Distributor intends to seek annual continuation of the Class B Distribution Plan. In their review of the Class B Distribution Plan, the Trustees will be asked to take into consideration expenses incurred in connection with the distribution of shares. The distribution fee received with respect to Class B shares will not be used to subsidize the sale of Class A shares. Payments of the distribution fee on Class B shares will terminate on conversion of those Class B shares to Class A shares. See "Conversion of Class B Shares to Class A Shares." The Distributor, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as principal underwriter of the shares of the Money Fund. MLFD is an affiliate of both the Investment Manager and of Merrill Lynch.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

     In the case of Class B Shares of the Money Fund acquired in an exchange from Class B or Class C shares of a fund advised by FAM or its affiliate, MLAM ("MLAM-advised fund"), after approximately ten years (the "Conversion Period"), the Class B shares will be converted automatically into Class A shares of the Money Fund. Class A shares are not subject to the distribution fee that is borne by Class B Shares. Automatic conversion of Class B shares into Class A shares will occur at least once each month (or the "Conversion Date") on the basis of their relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

     Under the Exchange Program (described below, see "Exchange Privilege and Exchange Program"), if shares of a Participating Fund have a conversion feature providing that shares of one class of the Participating Fund will be exchanged automatically for shares of another class of the Participating Fund, this conversion feature will carry over to Class B shares of the Money Fund acquired in exchange for those Participating Fund shares. At the end of the particular conversion period, if the shareholder still holds the Money Fund Class B shares, such shares will be converted to Class A shares of the Money Fund that are not subject to any ongoing distribution fee.

                             REDEMPTION OF SHARES

     The Trust is required to redeem for cash all full and fractional shares of the Money Fund. The redemption price in the case of Class A Shares is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. In the case of Class B Shares, the redemption price is the net asset value less any applicable contingent deferred sales charge ("CDSC"). If such notice is received by the Transfer Agent prior to the determination of net asset value (generally 4:00 P.M., New York time) on any business day during which the New York Stock Exchange ("NYSE") is open for business, the redemption will be effective on such day and payment generally will be made on the next business day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day thereafter. Shareholders liquidating their holdings will receive upon redemption all dividends declared and reinvested until the time of redemption.

     METHODS OF REDEMPTION

     Set forth below is information as to two methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.

     Repurchase Through Securities Dealers. The Trust will repurchase shares of the Money Fund through securities dealers. The Trust will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Money Fund (generally 4:00 P.M., New York time) on any business day. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Trust; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. The Trust reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Trust will promptly notify any shareholder of any rejection of a repurchase with respect to shares of the Money Fund. For shareholders requesting repurchases through their securities dealer, payment will be made by the Transfer Agent to the dealer.

     Regular Redemption. A shareholder may also redeem shares by submitting a written notice of redemption directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida
32232-5290. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Trust. The notice requires the signature of all persons in whose name the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signatures on the notice must be guaranteed by a national bank or other bank which is a member of the Federal Reserve System (not a savings bank) or by a member firm of any national or regional stock exchange. Notarized signatures are not sufficient.

                    EXCHANGE PRIVILEGE AND EXCHANGE PROGRAM

EXCHANGE PRIVILEGE.

     Class A shareholders of the Money Fund who acquired their Money Fund Shares upon an exchange from Class A or Class D shares of certain MLAM-advised funds will have an exchange privilege with Class A or Class D shares of certain MLAM-advised funds. Shareholders may exchange Class A shares of the Money Fund for Class A shares of one of the MLAM-advised funds if the shareholder holds any Class A shares of that fund in the account in which the exchange is to be made at the time of the exchange or is otherwise eligible to purchase Class A shares of that fund. Class B shareholders of the Money Fund who acquired their Money Fund Shares upon an exchange from Class B or Class C shares of MLAM-advised funds will have an exchange privilege with Class B or Class C shares of MLAM-advised funds. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The period of time that Money Fund Class B shares are held will count toward satisfaction of the CDSC and conversion periods applicable to Class B shares of the MLAM-advised fund from which the exchange was made. The exchange privilege may be modified or terminated at any time in accordance with the rules of the Commission. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. For further information, see "Exchange Privilege and Exchange Program" in the Statement of Additional Information.

EXCHANGE PROGRAM.

     The Money Fund participates in the Exchange Program with certain non-money market open-end management investment companies for which Merrill Lynch serves as selected dealer, which are not advised by the Investment Manager or MLAM, and not distributed by MLFD (each referred to as a "Participating Fund"). The Exchange Program is available to investors who purchase shares of a Participating Fund through Merrill Lynch. Pursuant to the Exchange Program, exchanges may be made into Class A shares of the Money Fund at net asset value without the imposition of a front-end sales load ("FESL") or a CDSC. Shares of a Participating Fund that are subject to a FESL will be exchanged for Class A shares of the Money Fund without the imposition of a sales charge. The holder of such Class A shares may subsequently either exchange back into the same shares of the Participating Fund without incurring any FESL. The holder of Class A shares may alternatively exchange into shares of another Participating Fund that is subject to a FESL. In that case the Class A shareholder must remit an amount equal to the difference, if any, between the FESL previously paid on the shares of the original Participating Fund and the FESL payable at the time of the exchange on the shares of the new Participating Fund.

     Exchanges may be made into Class B shares of the Money Fund at net asset value without the imposition of a FESL. Shares of Participating Funds subject to a CDSC will be exchanged for Class B shares of the Money Fund without the payment of a CDSC that might otherwise be due on redemption of the Participating Fund shares. The holder of such Money Fund Class B shares will receive credit toward reduction of the CDSC that would have been due on the Participating Fund shares for the time period during which the Money Fund Class B shares are held. If the Participating Fund shares were subject to a conversion feature, the period of time that the Money Fund Class B shares are held will also count towards satisfaction of such conversion period.

     The holder of Class B shares of the Money Fund may subsequently either exchange back into the same class of shares of the Participating Fund from which the exchange into the Money Fund occurred, or such class of shares of another Participating Fund in the same mutual fund complex as the original Participating Fund. If Shares are redeemed from the Money Fund and not exchanged into shares of such a Participating Fund, a CDSC will be charged, to the extent it would have been charged on a redemption of shares from the original Participating Fund.

     The Participating Funds may impose administrative and/or redemption fees on an exchange transaction with the Money Fund pursuant to the Exchange Program. There will be no sales charge on exchange transactions into the Money Fund pursuant to the Exchange Program. The Exchange Program may be modified or terminated at any time in accordance with the rules of the Commission. An exchange of shares through the Exchange Program, like exercise of the exchange privilege, is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

     A Participating Fund may modify or terminate the terms of its involvement in the Exchange Program at any time in accordance with the rules of the Commission. To effect an exchange under either the Exchange Program or the exchange privilege, shareholders should contact their Merrill Lynch Financial Consultant, who will advise the Money Fund of the exchange. Further information regarding such exchanges is set forth under "Exchange Privilege and Exchange Program" in the Statement of Additional Information.

                            PORTFOLIO TRANSACTIONS

     The money market securities in which the Money Fund invests are traded primarily in the over-the-counter ("OTC") market. Where possible, the Money Fund will deal with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities generally are traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Money Fund will primarily consist of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. An affiliated person of the Trust may serve as its broker in OTC transactions conducted on an agency basis. The Commission has issued an exemptive order permitting the Trust to conduct certain principal transactions with Merrill Lynch, Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc., subject to certain terms and conditions.

                            ADDITIONAL INFORMATION

DIVIDENDS

     Dividends will be declared daily and invested monthly in the form of additional shares at net asset value. Shareholders liquidating their holdings will receive upon redemption all dividends declared and reinvested through the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Money Fund is determined, the net asset value per share of the Money Fund normally remains constant at $1.00 per share. Fluctuations in value may be reflected in the number of outstanding shares in the shareholder's account. See "Taxes."

     Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less the estimated expenses of the Money Fund applicable to that dividend period.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the Money Fund is determined by the Investment Manager once daily, immediately after the daily declaration of dividends, on each day during which the NYSE is open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 P.M., New York time). The net asset value per share is determined pursuant to the "penny-rounding" method by adding the fair value of all securities and other assets in the portfolio including interest accrued but not yet received, deducting the portfolio's liabilities and dividing by the number of shares outstanding. The result of this computation will be rounded to the nearest whole cent. It is anticipated that net asset value will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis. This involves valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Money Fund will be valued at the fair value as determined in good faith by or under direction of the Board of Trustees.

SHAREHOLDER SERVICES

     The Trust offers a number of shareholder services described below designed to facilitate investment in shares of the Money Fund. Full details as to each of such services and copies of the various plans described below can be obtained from the Trust.

     Investment Account. Every shareholder with a direct account at the Transfer Agent has an Investment Account and will receive quarterly reports showing the activity in his or her account since the preceding statement. A direct shareholder may ascertain the number of shares in his Investment Account by telephoning the Transfer Agent at (800) MER-FUND, or (800-637-3863) toll-free. The Transfer Agent will furnish this information only after the shareholder has specified the name address, account number and social security number of the registered owner or owners.

     Accrued Monthly Payout Plan. Shareholders desiring their dividends in cash may enroll in this plan and receive monthly cash payments.

TAXES

     The following is a general summary of the treatment of regulated investment companies ("RICs") and their shareholders under the Internal Revenue Code of 1986, as amended (the "Code"). The Trust intends to continue to qualify the Money Fund for the special tax treatment afforded RICs under the Code. As long as it so qualifies, the Money Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. The Trust intends to cause the Money Fund to distribute substantially all of such income.

     Dividends paid by the Money Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Money Fund shares. Any loss upon the sale or exchange of Money Fund shares held for six months or less, will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Money Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gain taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Money Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends, as well as the amounts of capital gain dividends in the different categories of capital gain referred to above.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Money Fund. Distributions by the Money Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Money Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Money Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

     If the value of assets held by the Money Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Money Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Money Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     Dividends and interest received by the Money Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain provisions of the Code, some taxpayers may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of the Money Fund will be disallowed if other Money Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Money Fund.

YEAR 2000 ISSUES

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Money Fund could be adversely affected if the computer systems used by the Investment Manager or other Money Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Manager has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Manager does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Money Fund at current levels. In addition, the Investment Manager has sought assurances from the Money Fund's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Manager will continue to monitor the situation. At this time, however, no assurance can be given that the Money Fund's other service providers have anticipated every step necessary to avoid any adverse effect on the Money Fund attributable to the Year 2000 Problem.

ORGANIZATION OF THE TRUST

     The Trust was organized on July 10, 1987 under the laws of the Commonwealth of Massachusetts. The Trust is a successor to a Massachusetts business trust of the same name organized on May 28, 1981. It is a no-load, diversified open-end investment company which is comprised of separate series ("Series"), each of which is a separate portfolio offering a separate class or classes of shares to selected groups of purchasers. The Declaration of Trust permits the Trustees to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares, $.10 par value per share, of different classes. Shareholder approval is not required for the authorization of additional Series or classes of a Series of the Trust. At the date of this Prospectus, the shares of the Money Fund are divided into Class A and Class B shares. Class A and Class B shares represent interests in the same assets of the Money Fund and are identical in all respects, except that Class B shares bear certain expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to Class B distribution expenditures. See "Purchase of Shares." The Trustees of the Trust may classify and reclassify the shares of the Trust into additional classes at a future date. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities except that, as noted above, Class B shares bear certain additional expenses. In the event a Series were unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully-paid and non-assessable by the Trust. At the date of this Prospectus, the Money Fund is the only Series of the Trust.

     The Declaration does not require that the Trust hold an annual meeting of shareholders. However, the Trust will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of the Money Fund or the Trust. The Trust also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Declaration provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of any Series of the Trust or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

     The Declaration of Trust establishing the Trust, dated July 10, 1987, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Financial Institutions Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Trust but the "Trust Estate" (as defined in the Declaration) only shall be liable.

SHAREHOLDER REPORTS

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive copies of each report and communication for all of the shareholder's related accounts the shareholder should notify in writing:

               Merrill Lynch Financial Data Services, Inc.
               P.O. Box 45290
               Jacksonville, FL., 32232-5290

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch, and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch Financial Consultant or Merrill Lynch Financial Data Services, Inc. at
(800) 221-7210.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Money Fund at the address or telephone number set forth on the cover page of this Prospectus.

                             --------------------








                              INVESTMENT MANAGER
                             Fund Asset Management
                            Administrative Offices:
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                               Mailing Address:
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.
                            Administrative Offices:
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                               Mailing Address:
                                 P.O. Box 9081
                       Princeton, New Jersey 08543-9081

                                   CUSTODIAN
                             The Bank of New York
                             90 Washington Street
                                  12th Floor
                           New York, New York 10286

                                TRANSFER AGENT
                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                       Jacksonville, Florida 32246-6484
                               Mailing Address:
                                P.O. Box 45290
                       Jacksonville, Florida 32232-5290

                             INDEPENDENT AUDITORS

                                    COUNSEL
                              Brown & Wood LLP
                            One World Trade Center
                         New York, New York 10048-0557


















----------------------------------------     ----------------------------------
NO PERSON  HAS BEEN  AUTHORIZED  TO GIVE      Prospectus
ANY   INFORMATION   OR   TO   MAKE   ANY
REPRESENTATIONS,    OTHER   THAN   THOSE
CONTAINED  IN THIS  PROSPECTUS,  AND, IF
GIVEN OR MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS  MUST NOT BE RELIED UPON
AS HAVING BEEN  AUTHORIZED BY THE TRUST,
THE     INVESTMENT     MANAGER,      THE      SUMMIT CASH
ADMINISTRATOR OR THE  DISTRIBUTOR.  THIS      RESERVES FUND
PROSPECTUS   DOES  NOT   CONSTITUTE   AN
OFFERING  IN ANY  STATE  IN  WHICH  SUCH
OFFERING MAY NOT LAWFULLY BE MADE.


          ---------------------
            TABLE OF CONTENTS

                                    PAGE

Fee Table ............................2
Financial Highlights..................3
Yield Information ....................4
Investment Objectives and Policies....4
Management  of the Trust..............7
    Trustees..........................7
    Management and Advisory
         Arrangements.................8
    Transfer Agency Services..........9
Purchase of Shares....................9
    Distribution Plan.................9
    Conversion of Class B Shares to
      Class A Shares.................10       Principal Office of the Trust:
Redemption of Shares.................11       800 Scudders Mill Road
    Methods of Redemption............11       Plainsboro, New Jersey  08536
Exchange Privilege and Exchange
    Program .........................11
    Exchange Privilege...............11       Mailing Address:
    Exchange Program.................12       P.O. Box 9011
Portfolio Transactions...............13       Princeton, New Jersey 08543-9011
Additional Information...............13
    Dividends........................13       This Prospectus should be
    Determination of Net Asset Value.14       retained for future reference.
    Shareholder Services.............14
    Taxes............................14
    Year 2000 Issues.................16
    Organization of the Trust........16
    Shareholder Reports..............17
    Shareholder Inquiries............18




STATEMENT OF ADDITIONAL INFORMATION

                           SUMMIT CASH RESERVES FUND

                      FINANCIAL INSTITUTIONS SERIES TRUST

P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011      PHONE NUMBER (609) 282-2800

     The investment objectives of the Summit Cash Reserves Fund (the "Money Fund") are current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These securities will primarily consist of U.S. Government and Government agency securities, bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements. For purposes of its investment policies, the Money Fund defines short-term money market securities as having a maturity of no more than 762 days (25 months) in the case of U.S. Government and Government agency securities and no more than 397 days (13 months) in the case of other securities. See "Investment Objectives and Policies." The Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Management of the Fund expects that substantially all the assets of the Fund will be invested in securities maturing in less than one year, but at times some portion may have longer maturities not exceeding 762 days. The dollar weighted-average maturity of the Fund's portfolio will not exceed 90 days. There can be no assurance that the investment objectives of the Money Fund will be realized. (The Money Fund is a separate series of Financial Institutions Series Trust (the "Trust"), a no-load, diversified, open-end investment company organized as a Massachusetts business trust.)

                        ------------------------------

     The Money Fund will offer two classes of shares designated as Class A and Class B (the "Shares.). The Shares will be available only upon exchange of shares pursuant to the Exchange Program or pursuant to the exchange privilege available to certain mutual funds advised by Merrill Lynch Asset Management, L.P. ("MLAM") or Fund Asset Management, L.P. ("FAM"). See "Exchange Privilege and Exchange Program." Shares of the Money Fund are offered at their net asset value without any sales charge; however, Class B shares will be subject to ongoing distribution fees.

                        ------------------------------

     This Statement of Additional Information of the Money Fund is not a prospectus and should be read in conjunction with the Prospectus of the Money Fund, dated May 28, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or by writing the Money Fund at the above telephone number or address. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Money Fund. This Statement of Additional Information has been incorporated by reference into the Prospectus.

     The date of this Statement of Additional Information is May 28, 1998.

                            ----------------------

                  FUND ASSET MANAGEMENT -- INVESTMENT MANAGER
             MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR






                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Money Fund are current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. Reference is made to "Investment Objectives and Policies" in the Prospectus for a discussion of the investment objectives and policies of the Money Fund.

     All investments of the Money Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighed average maturity of the Money Fund portfolio will be 90 days or less.

     The Money Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Money Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Money Fund held overseas will be held by foreign branches of the custodian for the Money Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

     FAM will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     The Money Fund will only invest in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization ("NRSRO"); (2) have been issued by an issuer rated in one of the two highest rating categories by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (3) if not rated, will be of comparable quality as determined by the Trustee of the Trust. Currently there are five
NRSROs: Duff & Phelps Credit Ratings Co., Fitch IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's and Thomson BankWatch, Inc. See the Appendix to this Statement of Additional Information.

     The Money Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

     As described in the Prospectus, the Money Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO.

     Variable amount master notes and funding agreements described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

     Forward or firm commitments for the purchase or sale of securities may be entered into by the Money Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Money Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. A separate account of the Money Fund will be established with State Street Bank and Trust Company, the Money Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Money Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

INVESTMENT RESTRICTIONS

     In addition to the investment restrictions set forth in the Prospectus, the Fund Money has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Money Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Money Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Money Fund are present or represented by proxy, or (ii) more than 50% of the Money Fund's outstanding shares, whichever is less. The Money Fund may not:

     (1) Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money investments). For purposes of this restriction, states, municipalities and their political subdivisions are not considered part of any industry, and investments in mortgage-related or asset-backed securities shall not be considered investments in the securities of issuers in a particular industry.

     (2) Make investments for the purpose of exercising control or management.

     (3) Underwrite securities of other issuers except insofar as the Money Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

     (4) Borrow money except that (i) the Money Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Money Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Money Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Money Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Money Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Money Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

     (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Money Fund may invest in securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein and may hold and sell real estate acquired by the Money Fund as a result of the ownership securities.

     (6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Money Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Money Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     (7) Issue senior securities to the extent such issuance would violate applicable law.

     (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Money Fund may do so in accordance with applicable law and the Money Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Money Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Money Fund's shareholders. Under the non-fundamental investment restrictions, the Money Fund may not:

          a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Money Fund will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Money Fund.

          b. Make short sales of securities or maintain a short position except to the extent permitted by applicable law. The Money Fund currently does not intend to engage in short sales.

          c. Invest in securities which cannot be readily resold because of legal or contractual restrictions, or which cannot otherwise be marketed, redeemed, put to the issuer or to a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Trustees has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and certain commercial paper that is exempt from registration pursuant to Section 4(2) of the Securities Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

          d. Notwithstanding fundamental investment restriction (4) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

     Lending of Portfolio Securities. Subject to investment restriction (5) above, the Money Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Money Fund. Such loans will be terminable at any time. The Money Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Money Fund may pay reasonable fees in connection with the arranging of such loans.

     For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.

                            MANAGEMENT OF THE TRUST

     TRUSTEES AND OFFICERS

     Information about the Trustees, executive officers and portfolio manager of the Trust, including their ages and their principal occupations for at least the last five years is set forth below. Unless otherwise noted, the address of the portfolio manager and of each Trustee and executive officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     ARTHUR ZEIKEL (65)--President and Trustee (1)(2)--Chairman of the Investment Manager (which term as used herein includes its corporate predecessors) since 1997; Chairman of MLAM, which term as used herein includes its corporate predecessors) since 1997; President of FAM and MLAM from 1977 to 1997, Chairman of Princeton Services, Inc. ("Princeton Services") since 1997, and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

     JOE GRILLS (62)--Trustee (2)--P.O. Box 98, Rapidan, Virginia 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986; member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund; Director, Duke Management Company since 1993; Director, LaSalle Street Fund since 1995; Director, Kimco Realty Corporation since 1997.

     WALTER MINTZ (68)--Trustee (2)--1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (investment partnership) since 1982.

     ROBERT S. SALOMON, JR. (61)--Trustee (2)--106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser); Chairman and CEO of Salomon Brothers Asset Management Inc. from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers Inc. from 1975 until 1991; Director, The Common Fund.

     MELVIN R. SEIDEN (67)--Trustee (2)--780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, investment and consulting) since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

     STEPHEN B. SWENSRUD (64)--Trustee (2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Advisors (investment adviser) since 1996; Principal of Fernwood Associates (financial consultants) since 1975.

     TERRY K. GLENN (57)--Executive Vice President (1)(2)--Executive Vice President of the Investment Manager and MLAM since 1983; President of the Distributor since 1986 and Director thereof since 1991; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Administrators, L.P. since 1988.

     JOSEPH T. MONAGLE, JR. (49)--Senior Vice President (1)(2)--Senior Vice President of the Investment Manager and MLAM since 1990; Department Head of the Global Fixed Income Division of the Manager and MLAM since 1997; Senior Vice President of Princeton Services since 1993.

     KEVIN MCKENNA (41)--Senior Vice President (1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM from 1985 to 1997.

     DONALD C. BURKE (37)--Vice President (1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

     CARLO J. GIANNINI (54)--Vice President (1)(2)--Vice President of MLAM since 1981.

     GERALD M. RICHARD (48)--Treasurer (1)(2)--Senior Vice President and Treasurer of the Investment Manager and MLAM since 1984; Vice President of the Distributor since 1981 and Treasurer thereof since 1984; Senior Vice President and Treasurer of Princeton Services since 1993.

     ROBERT HARRIS (46)--Secretary (1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM from 1984 to 1997 and attorney associated with MLAM since 1980; Secretary of MLFD since 1982.

----------------------------
(1) Interested person, as defined in the Investment Company Act, of the Trust.
(2) Such Trustee or officer is a director or officer of certain other investment companies for which the Investment Manager or MLAM acts as investment adviser.

     At April 30, 1998, the Trustees and officers of the Trust as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of beneficial interest of the Trust. At such date, Mr. Zeikel, an officer and Trustee of the Trust, and the other officers of the Trust, owned less than 1% of the outstanding shares of common stock of ML & Co.

COMPENSATION OF TRUSTEES

     Pursuant to the terms of its Investment Management Agreement (the "Investment Management Agreement") with the Trust, the Investment Manager pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of ML & Co. or its subsidiaries. The Trust pays each Trustee who is not affiliated with the Investment Manager (each a "non-affiliated Trustee") a fee of [$1,500] per year plus [$250] per meeting attended and actual out-of-pocket expenses relating to attendance at such meetings. The Trust also compensates each member of the Audit Committee, which consists of the non-affiliated Trustees, an annual fee of [$1,500] per year plus a fee of [$250] for each meeting of the Audit Committee attended which is held on a day on which the Board of Trustees does not meet, together with all out-of-pocket expenses relating to attendance at such meeting.

     The following table sets forth for the fiscal year ended May 31, 1998, the compensation paid by the Trust to the non-affiliated Trustees and for the calendar year ended December 31, 1997, the aggregate compensation paid by all registered investment companies advised by the Investment Manager and its affiliate, MLAM ("FAM/MLAM Advised Funds"), to the non-affiliated Trustees.


                                                                     AGGREGATE
                                                                   COMPENSATION
                                                PENSION OR        FROM TRUST AND
                                                RETIREMENT        OTHER FAM/MLAM
                                                 BENEFITS          ADVISED FUNDS
NAME OF                      COMPENSATION     ACCRUED AS PART         PAID TO
TRUSTEE                   FROM THE TRUST (1) OF TRUST EXPENSES     TRUSTEES(2)
Joe Grills...............     $5,000              None               $171,500
Walter Mintz.............     $5,000              None               $159,500
Robert S. Salomon, Jr....     $5,000              None               $159,500
Melvin R. Seiden.........     $5,000              None               $159,500
Stephen B. Swensrud......     $5,000              None               $175,500


(1) The amounts shown represent the fees payable if each Trustee attended the four meetings of the Board and four meetings of the Audit Committee held during the year. For the fiscal year ended May 31, 1998, the Trustees waived both their annual and meeting attendance fees. At the date of this Prospectus such waiver was still in effect, but may be rescinded by the affirmative vote of a majority of the Trustees at any time.

(2)  The Trustees  serve on the boards of FAM/MLAM  Advised  Funds as follows:
     Mr. Grills (21 registered investment companies consisting of 49 portfolios); Mr. Mintz (20 registered investment companies consisting of 39 portfolios); Mr. Salomon (20 registered investment companies consisting of 39 portfolios); Mr. Seiden (20 registered investment companies consisting of 39 portfolios) and Mr. Swensrud (23 registered investment companies consisting of 54 portfolios).

MANAGEMENT AND ADVISORY ARRANGEMENTS

     Reference is made to "Management of the Trust--Management and Advisory Arrangements" in the Prospectus for certain information concerning management and advisory arrangements of the Trust.

     Subject to the direction of the Trustees, the Investment Manager performs, or arranges for affiliates to perform, pursuant to the Management Agreement, the management and administrative services necessary for the operation of the Trust and the Money Fund. The Investment Manager and its affiliates will provide a variety of administrative and operational services to shareholders of the Money Fund, including regulatory compliance processing services related to the purchase and redemption of shares and the general handling of shareholder relations. The Investment Manager is responsible for the actual management of the Money Fund and constantly reviews the Money Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Manager, subject to review by the Trustees. The Manager provides the Trust and the Money Fund with office space, equipment and facilities and such other services as the Manager, subject to supervision and review by the Trustees, shall from time to time determine to be necessary to perform its obligations under the Management Agreement.

     Securities held by the Money Fund may also be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Investment Manager or MLAM acts as an advisor or by investment advisory clients of MLAM. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Money Fund or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all by the Investment Manager or MLAM. To the extent that transactions on behalf of more than one client of the Investment Manager or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     As compensation for its services to the Money Fund under the Investment Management Agreement with the Trust, the Investment Manager is entitled to receive a fee from the Money Fund at the end of each month at the annual rate of 0.50% of average daily net assets of the Money Fund.

     The Investment Management Agreement obligates the Investment Manager to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the Trust and the Money Fund and to pay all compensation of and furnish office space for officers and employees of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML & Co. or any of its subsidiaries. The Money Fund pays all other expenses incurred in its operation and, if other Series should be added, a portion of the Trust's general administrative expenses allocated on the basis of the asset size of the respective Series. Expenses borne directly by the Series include redemption expenses, expenses of portfolio transactions, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), fees for legal and auditing services, expenses of printing proxies, shareholder reports, prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian and Transfer Agent, the commission fees, interest, certain taxes, and other expenses attributable to a particular Series. Expenses which are allocated on the basis of asset size of the respective Series include fees and expenses of non-affiliated Trustees, state franchise taxes and expenses related to shareholder meetings, and other expenses properly payable by the Trust. See "General Information--Description of Series and Shares". Depending upon the nature of a lawsuit, litigation costs may be assessed to the specific series to which the lawsuit relates or allocated on the basis of the asset size of the respective Series. The Trustees have determined that this is an appropriate method of allocation of expenses. As required by the Distribution Agreements, the Distributor will pay certain of the expenses of each Series incurred in connection with offering of shares of each Series; after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used by it in connection with the offering to investors. The Distributor will also pay for other supplementary sales literature. The Distributor will only be responsible for paying such expenses as are directly related to the sale of Money Fund shares by such Distributor.

     The Investment Manager is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Manager (as defined in the Investment Company Act) because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described below, the Investment Management Agreement will continue in effect from year to year if approved annually (a) by the Trustees of the Trust or by a majority of the outstanding shares of the Money Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such agreement terminates upon assignment and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Money Fund.

                              PURCHASE OF SHARES

     Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Money Fund shares.

     The Money Fund will offer two classes of shares designated Class A shares and Class B shares (the "Shares"). Each Class A and Class B share of the Money Fund represents identical interests in the investment portfolio of the Money Fund and has the same rights, except that Class B shares bear the expenses of the ongoing Class B distribution fees. Class B shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which distribution fees are paid. Each class has exchange privileges. See "Exchange Privilege and Exchange Program."

     The Money Fund has entered into a separate distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Money Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Money Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Management Agreement described above.

     Class B Distribution Plan. Reference is made to "Purchase of Shares--Distribution Plan" in the Prospectus for certain information with respect to the distribution plan for Class B shares (the "Class B Distribution Plan") with respect to the distribution fees paid by the Money Fund to Merrill Lynch and other selected dealers with respect to such class.

     Payments of the distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, the Class B
Distribution Plan provides that Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), shall provide and the Trustees shall review quarterly reports of the disbursement of the distribution fees paid by the Money Fund. In their consideration of the Class B Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Class B Distribution Plan to the Money Fund and to the Class B shareholders. The Class B Distribution Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust, as defined in the Investment Company Act (the "Independent Trustees"), shall be committed to the discretion of the Independent Trustees then in office. In approving the Class B Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is a reasonable likelihood that such Plan will benefit the Money Fund and its Class B shareholders. The Class B Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding Class B voting securities of the Money Fund. The Class B Distribution Plan cannot be amended to increase materially the amount to be spent by the Money Fund without the approval of the Class B shareholders, and all material amendments are required to be approved by the vote of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Trust preserve copies of the Class B Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

     Limitations on the Payment of Deferred Sales Charges. The maximum sales charge rule in the Conduct of Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee borne by the Class B shares. As applicable to the Class B shares, the maximum sales charge rule limits the aggregate of distribution fee payments payable by the Money Fund to (1) 6.25% of eligible gross sales of Class B shares (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for Class B, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee, except that maximum aggregate sales charges may be increased to include sales charges of shares issued pursuant to the exchange privilege, provided that such increase is deducted from the maximum aggregate sales charges of the fund which redeemed the shares for the purpose of the exchange).

                             REDEMPTION OF SHARES

     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the repurchase and redemption of Money Fund shares.

     The right to receive payment with respect to any redemption may be suspended by the Money Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange ("NYSE") is closed, other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Trust of securities owned by the Money Fund is not reasonably practicable or (B) it is not reasonably practicable for the Trust fairly to determine the value of the net assets of the Money Fund; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Money Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

     The value of the shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Money Fund at such time and income earned. In the case of Class B Shares, the redemption price will be reduced by any applicable CDSC.

     In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing the Fund's shares will not be physically issued. Shares will be maintained by the Fund on the register maintained by the Transfer Agent, and the holders thereof will have the same rights of ownership with respect to such shares as if certificates had been issued.

                    EXCHANGE PRIVILEGE AND EXCHANGE PROGRAM

EXCHANGE PRIVILEGE

     Class A shareholders of the Money Fund who acquired their Money Fund Shares upon an exchange from Class A or Class D shares of certain mutual funds advised by the Investment Manager or MLAM (collectively referred to as the "MLAM-advised funds") will have an exchange privilege with Class A or Class D shares of certain MLAM-advised funds. Shareholders may exchange Class A Shares of the Money Fund for Class A shares of one of the MLAM-advised funds if the shareholder holds any Class A shares of that fund in the account in which the exchange is to be made at the time of the exchange or is otherwise eligible to invest in Class A shares of such fund. Otherwise Class D shares will automatically be purchased. An eligible Class A investor includes the following: certain employer sponsored retirement or savings plans, including eligible 401(k) plans, provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates, corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in MLAM-advised funds, participants in certain investment programs including TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services and certain purchases made in connection with the Merrill Lynch Mutual Fund Advisor (Merrill Lynch MFASM ) program; and ML & Co. and its subsidiaries and their directors and employees and members of the Boards of MLAM-advised investment companies, including the Money Fund.

     Class B shareholders of the Money Fund who acquired their Money Fund Shares upon an exchange from Class B or Class C shares of certain MLAM-advised funds will have an exchange privilege with Class B or Class C shares of certain MLAM-advised funds. When a stockholder exchanges Class B or Class C shares of a MLAM-advised fund for Class B shares of the Money Fund, the period of time that the stockholder holds the Money Fund Class B shares will count towards satisfaction of the holding period requirement for purposes of reducing the CDSC relating to those Class B or Class C shares. With respect to exchanges of Class B shares of a MLAM-advised fund, the period of time the Money Fund Class B shares are held will also count towards satisfaction of the conversion period (the length of time until Class B shares are automatically converted into Class D shares).

     Shares with net asset value of at least $250 are required to qualify for the exchange privilege and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares are distributed by the Distributor.

     Under the exchange privilege exchanges are made on the basis of relative net asset values of the shares being exchanged. Shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the MLAM-advised funds. For purposes of the exchange privilege, dividend reinvestment shares shall be deemed to have been sold with a sales charge equal to the shares charge previously paid on the shares on which the dividend was paid. Based on this formula an exchange of shares of the Money Fund for shares of a MLAM-advised fund generally will require the payment of a sales charge equal to the difference, if any, between the sales charge previously paid on the shares originally exchanged for Money Fund Shares and the sales charge payable at the time of the exchange on the shares of the MLAM-advised fund to be acquired.

EXCHANGE PROGRAM

     The Money Fund participates in an exchange program with certain non-money market open-end management investment companies for which Merrill Lynch serves as selected dealer which are not advised by the Investment Manager or MLAM, and are not distributed by MLFD (each referred to as a "Participating Fund"). The exchange program is available to investors who purchase shares of a Participating Fund through Merrill Lynch. Exchanges may be made into Class A shares of the Money Fund at net asset value without the imposition of a front-end sales load ("FESL") or a contingent deferred sales charge ("CDSC"). Shares of a Participating Fund that are subject to a FESL will be exchanged for Class A Shares of the Money Fund without the imposition of a sales charge. The holder of such Class A shares may subsequently either exchange back into the same shares of the Participating Fund without incurring any FESL or exchange into shares of another Participating Fund subject to a FESL in the same fund complex as the original Participating Fund by remitting an amount equal to the difference, if any, between the FESL previously paid on the shares of the original Participating Fund and the FESL payable at the time of the exchange on the shares of the new Participating Fund.

     Exchanges may be made into Class B shares of the Money Fund at net asset value without the imposition of a FESL. Shares of Participating Funds subject to a CDSC will be exchanged for Class B shares of the Money Fund without the payment of a CDSC that might otherwise be due on redemption of the Participating Fund shares. The holder of Money Fund Class B shares may subsequently either exchange back into the same shares of the Participating Fund or exchange into shares of another Participating Fund in the same fund complex as the original Participating Fund. Upon such exchange, the holder of the Money Fund Class B shares will receive credit toward reduction of the CDSC that would have been due on the Participating Fund shares for the time period during which the Money Fund Class B shares were held. This period of time will also count towards satisfaction of any conversion period applicable to the Participating Fund shares. If holders of the Money Fund's Class B Shares redeem those shares instead of exchanging back into the shares of the original Participating Fund or another Participating Fund in the same fund complex, CDSC payments, if any, will be assessed based upon the combined holding period for the Participating Fund shares and the Money Fund Shares.

     The Participating Funds may impose administrative and/or redemption fees on an exchange transaction with the Money Fund. There will be no sales charge on exchange transactions into the Money Fund.

     Shares with a net asset value of at least $250 are required to qualify for the exchange program into the Money Fund and any shares utilized in an exchange must have been held by the shareholder for at least 15 days.

                       --------------------------------



     Before effecting an exchange, shareholders of the Money Fund should obtain a currently effective prospectus of the Participating Fund or MLAM-advised fund into which the exchange is to be made for information regarding the fund and for further details regarding such exchange.

     To effect an exchange, shareholders should contact their Merrill Lynch Financial Consultant, who will advise the Money Fund of the exchange, or write to the Transfer Agent requesting that the exchange be effected. Shareholders of Participating Funds and certain MLAM-advised funds with shares for which certificates have not been issued may effect an exchange by wire through their securities dealers. The exchange program or the exchange privilege may be modified or terminated at any time in accordance with the rules of the Commission. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege into the Money Fund; however, the Money Fund reserves the right to limit the number of times an investor may effect an exchange. Certain Participating Funds and MLAM-advised funds may suspend the continuous offering of their shares at any time and thereafter may resume such offering from time to time. The exchange program and the exchange privilege are available only to U.S. shareholders in states where the exchange legally may be made.

     An exchange pursuant to the exchange privilege or pursuant to the Exchange Program is treated as a sale of the exchanged shares and a purchase of the new shares for Federal income tax purposes and depending on the circumstances, a short or long-term capital gain or loss may be realized with different long-term capital gains rates potentially applicable, if gain on the sale is long-term. In addition, an exchanging shareholder of any of the funds may be subject to backup withholding unless such shareholder certifies under penalty of perjury that the taxpayer identification number on file with any such fund is correct, and that he or she is not otherwise subject to backup withholding. See "Taxes."

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Money Fund. Subject to policies established by the Board of Trustees and officers of the Trust, the Investment Manager is primarily responsible for the Money Fund's portfolio decisions and the placing of the portfolio transactions. In placing orders, it is the policy of the Money Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Investment Manager generally seeks reasonably competitive spreads or commissions, the Money Fund will not necessarily be paying the lowest spread or commission available. The Money Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

     The money market securities in which the Money Fund invests are traded primarily in the over-the-counter ("OTC") market. Bonds and debentures are usually traded OTC but may be traded on an exchange. Where possible, the Money Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually act as principal for their own accounts. On occasion, securities may be purchased directly from the issuer. Money market securities in which the Money Fund invests are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Money Fund will primarily consist of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Trust, including Merrill Lynch, Merrill Lynch Government Securities Inc. ("GSI") and Merrill Lynch Money Markets Inc., may not serve the Money Fund as dealer in connection with such transactions, except pursuant to the exemptive order described below. However, affiliated persons of the Trust may serve as its broker in OTC transactions conducted on an agency basis. The Trust may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act.

     The Commission has issued an order permitting all Merrill Lynch-sponsored money market funds, including Series of the Trust, to conduct principal transactions with Merrill Lynch, with GSI in U.S. Government securities and U.S. Government agency securities and with a subsidiary of Merrill Lynch, GSI ("MMI"), in certificates of deposit and other short-term bank money instruments and commercial paper. This order contains a number of conditions, including conditions designed to insure that the price to the Money Fund from Merrill Lynch, GSI or MMI is equal to or better than that available from other sources. GSI and MMI have informed the Trust that they will in no way, at any time, attempt to influence or control the activities of the Money Fund or the Investment Manager in placing such principal transactions. The exemptive order allows GSI or MMI, to receive a dealer spread on any transaction with the Money Fund no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved.

     The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Money Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities. For example, dealer spreads received by GSI or MMI on transactions conducted pursuant to the exemptive order described above could be offset against the management and administrative fees payable by the Money Fund to the Investment Manager. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Investment Manager has arranged for the Money Fund's custodian to receive any tender offer solicitation fees on behalf of the Money Fund payable with respect to portfolio securities of the Money Fund.

     The Money Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as information concerning money market securities, economic data and market forecasts) to the Investment Manager may receive orders for transactions by the Money Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Manager under the Investment Management Agreement and the expenses of the Investment Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

                       DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Money Fund is determined by the Investment Manager once daily, immediately after the daily declaration of dividends, on each business day during which the New York Stock Exchange ("NYSE") is open for business. Such determination is made as of the, close of business on the NYSE (generally 4:00 P.M., New York time). As a result of this procedure, the net asset value is determined each business day except for days on which the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined pursuant to the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

     The money market securities in which the Money Fund invests are traded primarily in the OTC markets. Except as set forth below, these securities are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Money Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of valuation, the maturity of a variable rate security is deemed to be the next date on which the interest rate is to be adjusted.

     In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Money Fund will maintain a dollar-weighted portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government Securities and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Money Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Investment Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Money Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Money Fund by having each shareholder proportionately contribute shares to the Money Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant "penny-rounded" net asset value of $1.00 per share, the shareholders will contribute proportionately to the Money Fund's capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Money Fund.

     Since the net income of the Money Fund (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Money Fund is determined, the net asset value per share of the Money Fund normally remains at $1.00 per share immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Money Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Money Fund in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See "Taxes."

                               YIELD INFORMATION

     The Money Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the Money Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

     The yield on the Money Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Money Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Money Fund shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments.

                                     TAXES

FEDERAL

     Regulated Investment Companies. The following is a general summary of the treatment of regulated investment companies ("RICs") and their shareholders under the Internal Revenue Code (the "Code"). The Trust intends to continue to qualify the Money Fund for the special tax treatment afforded RICs under the Code. As long as it so qualifies, the Money Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. The Money Fund intends to distribute substantially all of such income.

     As discussed in the Money Fund's Prospectus, the Trust may establish other series in addition to the Money Fund (together with the Fund, the "Series"). Each Series of the Trust is treated as a separate corporation for Federal income tax purposes. Each Series therefore is considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectus. Losses in one Series do not offset gains in another Series, and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Series level rather than the Trust level.

     Dividends paid by the Money Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses, (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Money Fund shares. Any loss upon the sale or exchange of Money Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Money Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gain taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Money Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends, as well as the amounts of capital gain dividends in the different categories of capital gain referred to above.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Money Fund. Distributions by the Money Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Money Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Money Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

     If the value of assets held by the Money Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholder's accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Money Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Money Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Dividends and interest received by the Money Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of the Money Fund will be disallowed if other Money Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. While the Money Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Money Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Money Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the. pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should also consider applicable foreign taxes in their evaluation of an investment in the Money Fund.

                              GENERAL INFORMATION

DESCRIPTION OF SERIES AND SHARES

     The Declaration of Trust provides that the Trust shall be comprised of separate Series ("Series") each of which will consist of a separate portfolio that will issue a separate class of shares. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of different classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. Shareholder approval is not necessary for the authorization of additional Series or classes of a Series of the Trust. At the date of this Statement of Additional Information, the Money Fund is the only existing Series of the Trust, and shares of the Money Fund are divided into Class A and Class B shares (although no Class B shares have been issued). Class A and Class B shares represent an interest in the same assets of the Money Fund and are identical in all respects, except that Class B shares bear certain expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. The Board of Trustees of the Trust may classify and reclassify shares of any Series into additional classes at a future date. All shares have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     In the event a Series were unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and are freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except under certain limited circumstances set forth in the Declaration of Trust.

INVESTMENT ACCOUNT

     Every direct shareholder has an Investment Account and will receive quarterly reports showing the activity in his account since the preceding statement. A shareholder may ascertain the number of shares in his Investment Account by telephoning the Transfer Agent at 800-MER-FUND or (800-637-3863). The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners.

     In the interest of the economy and convenience and because of the operating procedures of the Trust, certificates representing the Money Fund shares will not be physically issued. Shares of the Money Fund are maintained by the Trust on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

CUSTODIAN

     The Bank of New York (the "Custodian"), 90 Washington Street, 12th Floor, New York, New York 10286, acts as custodian of the Money Fund's assets. The Custodian is responsible for safeguarding and controlling the Money Fund's cash and securities, handling the delivery of securities and collecting interest on the Money Fund's investments.

TRANSFER AGENT

     Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, a subsidiary of ML & Co., acts as the Money Fund's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

INDEPENDENT AUDITORS

     ________________________________,  have been selected as the  independent auditors of the Money Fund. The selection of independent auditors is subject to ratification by the independent Trustees of the Trust. The independent auditors are responsible for auditing the financial statements of the Money Fund.

LEGAL COUNSEL

     Brown & Wood LLP, One World Trade Center, New York, New York 10048, is counsel for the Trust.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Trust ends on May 31 of each year. The Trust will send to shareholders of the Money Fund at least semi-annually reports showing its portfolio securities and other information. An annual report containing financial statements audited by independent auditors will be sent to shareholders each year.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information with respect to the shares of the Money Fund do not contain all of the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made. Offerings of shares of separate Series of the Trust will be made by separate prospectuses.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

     At April 30, 1998 all 251,623.610 outstanding shares of the Money Fund were owned by the Investment Manager.

     The Declaration of Trust establishing the Trust, dated July 10, 1987, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Financial Institutions Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Trust but the "Trust Estate" only shall be liable.






                                   APPENDIX

            DESCRIPTION OF COMMERCIAL PAPER, BANK MONEY INSTRUMENTS
                          AND CORPORATE BOND RATINGS

COMMERCIAL PAPER AND BANK MONEY INSTRUMENTS

     Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Ratings Services ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A-2 indicates that capacity for timely repayment is strong.

     Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1.

     Fitch IBCA, Inc. ("Fitch") employs the rating F1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F1 reflects an assurance of timely payment only slightly less in degree than issues rated F1+, while the rating F2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F1+ and F1 categories.

     Duff & Phelps Credit Rating Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

     Thompson BankWatch, Inc. ("TBW") employs the designations TBW-1, TBW-2, TBW-3 and TBW-4 as ratings for commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW-1 is the highest category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

CORPORATE BONDS

     Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

     Bonds rated AAA by TBW are accorded the highest rating category which indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest rating category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest rating category.





     INDEPENDENT AUDITORS' REPORT

     The Board of Trustees and Shareholders,

     SUMMIT CASH RESERVES FUND OF

     FINANCIAL INSTITUTIONS SERIES TRUST:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Summit Cash Reserves Fund of Financial Institutions Series Trust as of , 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit..

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Summit Cash Reserves Fund of Financial Institutions Series Trust at , 1998 in conformity with generally accepted accounting principles.


____________________, 1998




















------------------------------------------     ---------------------------------

                                               Statement of
                                               Additional Information

            TABLE OF CONTENTS

                                     Page

Investment Objectives and Policies......1
  Investment Restrictions...............2

Management of the Trust.................4      SUMMIT CASH
   Trustees and Officers................4      RESERVES FUND
   Compensation of Trustees.............6
   Management and Advisory
     Arrangements.......................6
Purchase of Shares......................8
Redemption of Shares....................9
Exchange Privilege and Exchange
  Program..............................10
  Exchange Privilege...................10
  Exchange Program.....................11
Portfolio Transactions.................12
Determination of Net Assets............13
Yield Information......................14
Taxes..................................15
    Federal............................15
General Information....................17
    Description of Series..............17      Principal Office of the Trust:
    Investment Account.................18      800 Scudders Mill Road
    Custodian..........................18      Plainsboro, New Jersey  08536
    Transfer Agent.....................18
    Independent Auditors...............18       Mailing Address:
    Legal Counsel......................18       P.O. Box 9011
    Reports to Shareholders............19       Princeton, New Jersey 08543-9011
    Additional Information.............19
Security Ownership of Certain
  Beneficial Owners....................19
Appendix...............................20
Independent Auditors' Report...........22
Financial Statements...................23       May 28, 1998


                                Code #

-----------------------------------------       --------------------------------







                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (A) FINANCIAL STATEMENTS:

         Contained in Part A:
           Financial Highlights for the ten-year period ended May 31, 1997

         Contained in Part B:

         Report of Independent Auditors

         Schedule of Investments as of May 31, 1997
         Statement of Assets and Liabilities as of May 31, 1997
         Statement of Operations for the fiscal year ended May 31, 1997 Statement of Changes in Net Assets for each of the years in the ten-year period ended May 31, 1997
         Financial Highlights for each of the years in the ten-year period ended May 31, 1997.

      (B) EXHIBITS:

EXHIBIT NUMBER                     DESCRIPTION

1    (a)  --   Declaration of Trust, dated July 10, 1987.(a)

     (b)  --   Instrument  establishing Summit Cash Reserves Fund (the "Fund")
               as a series of the Registrant.(a)
     (c)  --   Certificate  of   Amendment   to   Declaration  of  Trust  and
               Establishment and Designation of Classes.*
2        --    By-Laws of Registrant.(a)
3        --    None.
4        --    Portions  of  the  Declaration  of  Trust,   Establishment  and
               Designation  and By-Laws of the Registrant  defining the rights of holders of the Fund as a series of the Registrant.(b)
5        --    Investment  Management  Agreement  between  Registrant and Fund
               Asset  Management,  L.P. relating to the Fund.*
6    (a) --    Form of Class A Shares  Distribution  Agreement relating to the
               Fund (including  form of Selected  Dealers  Agreement)  between
               Registrant   and   Merrill   Lynch   Funds   Distributor,  Inc.
               ("MLFD").*
     (b) --    Form of Class B Shares  Distribution  Agreement relating to the
               Fund (including  form of  Selected  Dealers  Agreement) between
               Registrant and MLFD.*
7        --    None.
8        --    Custody Agreement  between  Registrant and The Bank of New York relating  to  the  Fund.(a)
9        --    Transfer  Agency,  Dividend  Disbursing  Agency and Shareholder
               Servicing Agency Agreement between Registrant and Merrill Lynch
               Financial Data Services, Inc. relating to the Fund.(a)
10       --    None.
11       --    Consent of _____________________,  independent auditors for the
               Registrant.*
12       --    None.
13       --    Certificate of Fund Asset  Management,  L.P. relating to the
               Fund.(a)
14       --    None.
15   (a) --    Form of Class B Shares  Distribution  Plan  (including  form of
               Class B Shares Distribution Plan Sub-Agreement) relating to the
               Fund.*
16       --    Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22.(a)
17       --    Financial Data Schedule.*
18       --    Plan Pursuant to Rule 18f-3.*

-------------
(a) Refiled pursuant to the Electronic Data Gathering, Analysis and Retrieval ("EDGAR") phase in requirements.

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, previously filed as Exhibit 1(a) to the Registration Statement referred to in paragraph
     (a) above to the Certificate of Amendment to the Declaration of Trust and Establishment and Designation of Classes, which will be filed as Exhibit 1(c) to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, previously filed as Exhibit 2 to the Registration Statement referred to in paragraph (a) above.

*    To be filed by amendment.






ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               Registrant is not controlled by or under common control with any person.

ITEM 26.       NUMBER OF HOLDERS OF SECURITIES.

                                                               NUMBER OF
                                                              HOLDERS AT
      TITLE OF CLASS                                        APRIL 30,1998

Shares of beneficial interest, par value $.10 per share           1

Note: The number of holders shown above includes holders of record plus beneficial owners whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch").

ITEM 27.       INDEMNIFICATION.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

     "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other rights to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section
5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustee may make advance payments in connection with indemnification under this
Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     Insofar as the conditional advancing or indemnification moneys for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceedings) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER.

     Fund Asset Management, L.P. ("FAM" or the "Investment Manager") acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program. Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Institutional Tax-Exempt Fund, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Fund, Inc.,
MuniHoldings Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc.,
MuniYield  Michigan  Fund,  Inc.,   MuniYield  Michigan  Insured  Fund,  Inc.,
MuniYield  New Jersey Fund,  Inc.,  MuniYield New Jersey  Insured Fund,  Inc.,
MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II Inc., Senior High Income Portfolio, Inc. and Worldwide Dollar Vest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following registered open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global Small Cap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund., Inc., and Merrill Lynch Municipal Strategy Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 09543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Government Bond Intermediate Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Manager, MLAM and Merrill Lynch Funds Distributor, Inc. (the "Distributor") is also P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6494.

     Set forth below is a list of each officer and partner of the Investment Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since June 1, 1995 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President and Director or Trustee, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 28 and also hold the positions with all or substantially all of the registered investment companies advised by MLAM as they do with those advised by the Investment Manager. Messrs. Giordano, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.


                  NAME                            POSITION WITH                       OTHER SUBSTANTIAL BUSINESS,
                                                INVESTMENT MANAGER                 PROFESSION, VOCATION OR EMPLOYMENT

ML & Co.................................  Limited Partner                 Financial Services Holding Company; Limited Partner
                                                                               of MLAM
Princeton Services, Inc. ...............  General Partner                 General Partner of MLAM
Arthur Zeikel...........................  Chairman                        Chairman of MLAM; President of MLAM and the
                                                                               Investment Manager from 1977 to 1997; Chairman
                                                                               and Director of Princeton Services; President
                                                                               of Princeton Services from 1993 to 1997;
                                                                               Executive President of ML & Co.

Jeffrey M. Peek.........................  President                       President of MLAM; President and Director of
                                                                               Princeton Services; Executive Vice President
                                                                               of ML & Co.; Managing Director and Co-Head of
                                                                               the Investment Banking Division of Merrill
                                                                               Lynch in 1997; Senior Vice President and
                                                                               Director of the Global Securities and
                                                                               Economics Division of Merrill Lynch from
                                                                               1995-1997.
Terry K. Glenn..........................  Executive Vice President        Executive Vice President of MLAM; Executive Vice
                                                                               President and Director of Princeton
                                                                               Services;    President and Director of MLFD;
                                                                               Director of MLFDS; President of
                                                                               Princeton Administrators, L.P.
Linda L. Federici.......................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton         Services
Vincent R. Giordano.....................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services
Elizabeth A. Griffin....................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services
Norman R. Harvey........................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services
Michael J. Hennewinkel..................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services
Philip L. Kirstein......................  Senior Vice President,          Senior Vice President, General Counsel and
                                          General Counsel and Secretary        Secretary of MLAM; Senior Vice President,
                                                                               General Counsel, Director and Secretary of
                                                                               Princeton Services
Ronald M. Kloss.........................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services
Debra W. Landsman-Yaros.................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services; Vice
                                                                               President of MLFD
Joseph T. Monagle, Jr. .................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services
Michael L. Quinn........................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services; Managing
                                                                               Director and First Vice President of Merrill
                                                                               Lynch from 1989 until 1995

Richard L. Reller.......................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services; Director of
                                                                               MLFD
Gerald M. Richard.......................  Senior Vice President and       Senior Vice President and Treasurer of MLAM; Senior
                                          Treasurer                            Vice President and Treasurer of Princeton
                                                                               Services; Vice President and Treasurer of MLFD
Gregory D. Upah.........................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services
Ronald L. Welburn.......................  Senior Vice President           Senior Vice President of MLAM; Senior Vice
                                                                               President of Princeton Services

         ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) MLFD acts as the principal underwriter for the Registrant, for each of the open-end registered investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

         (b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Aldrich, Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                                POSITIONS AND OFFICES                        POSITIONS AND OFFICES
            NAME                                  WITH DISTRIBUTOR                              WITH REGISTRANT
     -------------------------        -------------------------------------------         ------------------------


Terry K. Glenn                                President and Director                            Executive Vice President
Richard L. Reller                             Director                                          None
Thomas J. Verage                              Director                                          None
William E. Aldrich                            Senior Vice President                             None
Robert W. Crook                               Senior Vice President                             None
Michael J. Brady                              Vice President                                    None
William M. Breen                              Vice President                                    None
Michael G. Clark                              Vice President                                    None
James T. Fatseas                              Vice President                                    None
Debra W. Landsman-Yaros                       Vice President                                    None
Michelle T. Lau                               Vice President                                    None
Gerald M. Richard                             Vice President and Treasurer                      Treasurer
Salvatore Venezia                             Vice President                                    None
William Wasel                                 Vice President                                    None
Robert Harris                                 Secretary                                         Secretary


         (c)       Not applicable.

         ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Transfer Agent, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

         ITEM 31.  MANAGEMENT SERVICES.

         Other than as set forth under the caption "Management of the Trust--Management and Advisory Arrangements" in the Prospectus constituting Part A and the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

         ITEM 32.  UNDERTAKINGS.

         (a)   Not applicable.

         (b) Not applicable.

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.






                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY ON THE 28TH DAY OF MAY, 1998.

                           FINANCIAL INSTITUTIONS SERIES TRUST

                              (Registrant)

                           By               /s/ GERALD M. RICHARD
                              -------------------------------------------------
                                            (Gerald M. Richard, Treasurer)

     PURSUANT  TO  THE   REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,  THIS
REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

          SIGNATURE                           TITLE                DATE
          ---------                           -----                ----

       ARTHUR ZEIKEL*           President and Trustee            May 28, 1998
-------------------------         (Principal Executive Officer)
     (Arthur Zeikel)

   GERALD M. RICHARD*           Treasurer (Principal Financial   May 28, 1998
-------------------------         and Accounting Officer)
   (Gerald M. Richard

       JOE GRILLS*              Trustee                          May 28, 1998
-------------------------
      (Joe Grills)

      WALTER MINTZ*             Trustee                          May 28, 1998
-------------------------
     (Walter Mintz)

 ROBERT S. SALOMON, JR.*        Trustee                          May 28, 1998
-------------------------
(Robert S. Salomon, Jr.)

    MELVIN R. SEIDEN*           Trustee                          May 28, 1998
-------------------------
   (Melvin R. Seiden)

  STEPHEN B. SWENSRUD*          Trustee                          May 28, 1998
-------------------------
  (Stephen B. Swensrud)

*By /s/ GERALD M. RICHARD                                        May 28, 1998
-------------------------
 (Gerald M. Richard,
   Attorney-in-Fact)






                                  EXHIBIT INDEX

                                [TO BE INSERTED]





                                                          EXHIBIT 11


INDEPENDENT AUDITORS' CONSENT

Summit Cash Reserves Fund
of Financial Institutions Series Trust:

We consent to the use in Post-Effective Amendment No. 16 to Registration Statement No. 2-78646 of our report dated _________, 1998 appearing in the Statement of Additional Information, which is a part of such Registration Statement, and to the reference to us under the caption "Financial Highlights" appearing in the Prospectus, which also is a part of such Registration Statement.


May 28, 1998